Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 77,000
Previously Paid Amount	0.00
Total Fee Amount	10.63
Total Offset Amount	0.00
Net Fee	10.63
Narrative - Max Aggregate Offering Price	$ 77,000
Final Prospectus	true